Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2015
Intangible Assets
Schedule of changes in the carrying amount of intangible assets

June 30, 2015
(Dollars in thousands)
Balance, June 30, 2013	$3,544
Amortization	(746)

Balance, June 30, 2014	2,798
Amortization	(589)

Balance, June 30, 2015	$2,209

Schedule of components of identifiable intangible assets

	June 30, 2015	June 30, 2014
	(Dollars in thousands)
Core Deposit Intangible:
Gross carrying amount	$6,348	$6,348
Accumulated amortization	(4,139)	(3,550)

	$2,209	$2,798

Schedule of estimated annual amortization expense associated with intangible assets
June 30, 2015
(Dollars in thousands)
2016	$477
2017	432
2018	433
2019	433
2020	434

$2,209